Related party transactions (Details Narrative)					1 Months Ended
	Feb. 20, 2022 USD ($)	Feb. 15, 2022 CNY (¥)	Oct. 08, 2021 CNY (¥) ft²	Oct. 08, 2021 USD ($) ft²	Oct. 09, 2021 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)
Due from a related party						$ 0	$ 116,250
Due to a related party						109,200	0
Hangzhou Forasen Technology Co., Ltd.
Area of office space leased | ft²			27,147	27,147
Term of the lease				5 years
Annual rent	$ 44,683	¥ 283,258	¥ 454,043	$ 454,043	$ 71,624
Yefang Zhang.
Due from a related party						116,250	$ 116,250
Due to a related party						$ 109,200